Statement of Cash Flows - Changes In Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		₩ 147,958,915	₩ 147,915,014
Changes in liabilities arising from financing activities [abstract]
Net cash flows		358,590	(650,162)
Non-cash changes
Acquisition(Disposal)		630,785	152,344
Exchange differences		3,806,908	532,030
Changes in fair value		(88,127)	85,454
Subsidiaries		(22,909)	114,904
Others		1,022,889	(190,669)
Ending		153,667,051	147,958,915
Net cash flows from changes in ownership of subsidiaries		88,528	1,297,001
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	[1]	(93,003)	(4,822)
Changes in liabilities arising from financing activities [abstract]
Net cash flows	[1]	(216,883)	(73,335)
Non-cash changes
Acquisition(Disposal)	[1]	0	0
Exchange differences	[1]	(238,486)	(84,429)
Changes in fair value	[1]	(128,072)	(36,123)
Subsidiaries	[1]	0	0
Others	[1]	314,589	105,706
Ending	[1]	(361,855)	(93,003)
Borrowings and Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		138,760,229	140,415,569
Changes in liabilities arising from financing activities [abstract]
Net cash flows		825,087	(2,128,851)
Non-cash changes
Acquisition(Disposal)		0	0
Exchange differences		4,045,394	616,459
Changes in fair value		39,945	121,577
Subsidiaries		(22,909)	114,904
Others		600,523	(379,429)
Ending		144,248,269	138,760,229
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		8,142,102	5,808,446
Changes in liabilities arising from financing activities [abstract]
Net cash flows		89,900	2,333,656
Non-cash changes
Acquisition(Disposal)		0	0
Exchange differences		0	0
Changes in fair value		0	0
Subsidiaries		0	0
Others		0	0
Ending		8,232,002	8,142,102
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		1,149,587	1,695,821
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(339,514)	(781,632)
Non-cash changes
Acquisition(Disposal)		630,785	152,344
Exchange differences		0	0
Changes in fair value		0	0
Subsidiaries		0	0
Others		107,777	83,054
Ending		₩ 1,548,635	₩ 1,149,587

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.